Segmented Information - Schedule of Goodwill and Total Assets by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information
Goodwill (note 11)	$ 5,153	$ 5,039	$ 3,942
Segmented assets	21,593	21,532
Operating Segments | Utilities
Segment Reporting Information
Goodwill (note 11)	3,691	3,706
Segmented assets	14,603	13,675
Operating Segments | Midstream
Segment Reporting Information
Goodwill (note 11)	1,462	1,333
Segmented assets	6,415	7,320
Operating Segments | Corporate/Other
Segment Reporting Information
Goodwill (note 11)	0	0
Segmented assets	$ 575	$ 537